Borrowings - R5.5 billion RCF (Details) R in Millions		12 Months Ended
	Oct. 25, 2019 ZAR (R) extension_option	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)	Nov. 15, 2016 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 383,000,000	$ 200,000
Balance at beginning of the year		R 20,298	R 18,383	R 23,736
Loans raised		8,000	20,622	16,289
Loans repaid		(8,003)	(20,252)	(18,335)
Accrued interest		1,046	801	1,290
Accrued interest paid		(1,061)	(706)	(1,298)
Balance at end of the year		22,728	20,298	18,383
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 5,500	5,500
Term of facility	3 years
Number of one-year extensions | extension_option	2
Borrowings, term of extension	1 year
Balance at beginning of the year		0	0	2,500
Loans raised		8,000	0	5,000
Loans repaid		(8,000)	0	(7,500)
Accrued interest		155	66	200
Accrued interest paid		(155)	(66)	(200)
Inter Bank transfer		0	0	0
Balance at end of the year		R 0	R 0	R 0
R5.5 billion RCF | JIBAR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R5.5 billion RCF | JIBAR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.90%
R6.0 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt							R 6,000